Note 22 - Financial Instruments - Estimated of Fair Values for Other Financial Instruments (Details) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Other receivables	$ 16,678	$ 12,088
Other receivables, fair value	16,678	12,088
Advisor loans receivable (non-current), carrying amount	48,283	46,661
Advisor loans receivable (non-current), fair value	48,283	46,661
Long-term debt, carrying amount	372,281	430,712
Long-term debt, fair value	372,281	430,712
Senior Notes	234,901	239,577
Senior Notes, fair value	$ 254,858	$ 268,838